Principal Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Principal Accounting Policies [Abstract]
Fixed Assets
Equipment is recorded at cost less accumulated depreciation.  All equipment is amortized over its estimated useful life at the following annual rates:

Computer equipment	30% declining balance
Equipment	20% declining balance
Furniture and fixtures	20% declining balance
Exploration equipment	20% declining balance